Note 26 - Common Stock - Dividend Option (Details) - EUR (€)	1 Months Ended			12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 29, 2017	Sep. 28, 2016	Sep. 30, 2015	Mar. 25, 2015
Common stock issued capital abstract
Capital (Capital base and capital management)				€ 3,267,000,000	€ 3,218,000,000	€ 3,120,000,000
Number of shares outstanding at the beginning				6,667,886,580	6,566,615,242	6,366,680,118
Changes Abstract
Total number of rights issued			113,677,807				101,271,338	86,257,317
Par Value Per Share			€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Issue Of Equity	€ 49,622,955.62	€ 42,266,085.33	€ 55,702,125.43	€ 0	€ 0	€ 0
Ordinary Shares Member
Common stock issued capital abstract
Capital (Capital base and capital management)									€ 30,106,631.94	€ 39,353,896.26
Changes Abstract
Total number of rights issued									61,442,106	80,314,074
Par Value Per Share									€ 0.49	€ 0.49